REVENUE - Contract Assets, Contract Liabilities, Deferred Commission Cost Assets (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of assets recognised from costs to obtain or fulfil contracts with customers [line items]
Balance, beginning of year	$ 204	$ 621
Additions from new contracts with customers, net of terminations and renewals / Additions to deferred commission cost assets	121	121
Amortization of contract assets to accounts receivable / Amortization recognized on deferred commission cost assets	(128)	(538)
Balance, end of year	197	204
Balance, beginning of year	446	405
Revenue deferred in previous year and recognized as revenue in current year	(397)	(393)
Net additions from contracts with customers	412	434
Balance, end of year	461	446
Contract assets	86	89
Contract liabilities	61	52
Current portion of contract assets	111	115
Deferred commission costs assets
Disclosure of assets recognised from costs to obtain or fulfil contracts with customers [line items]
Balance, beginning of year	312	262
Additions from new contracts with customers, net of terminations and renewals / Additions to deferred commission cost assets	363	315
Amortization of contract assets to accounts receivable / Amortization recognized on deferred commission cost assets	(301)	(265)
Balance, end of year	374	312
Contract assets	109	93
Current portion of contract assets	$ 265	$ 219